S-K 1602(c) Dilution	Aug. 10, 2026 USD ($) $ / shares shares
No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share	$ 0
Net Tangible Book Value, Adjusted, per Share	$ 0
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 0
Net Tangible Book Value, Adjusted | $	$ 0
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	0
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	0
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 0
No Redemption [Member] | PIPE Financing [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	0
Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share	$ 0
Net Tangible Book Value, Adjusted, per Share	$ 0
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 0
Net Tangible Book Value, Adjusted | $	$ 0
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	0
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	0
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	0
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 0
Redemption at 100 Percent of Maximum [Member] | PIPE Financing [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	0
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 0
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 0
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	0
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	0
Ordinary shares forfeited from private investor shares if overallotment is not exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	0
Ordinary shares forfeited from private investor shares if overallotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	0
Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 0
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	0
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 0
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	0